Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Revenue	$ 227,288	$ 290,245	$ 313,396
Asia
Total Revenue	140,177	179,256	208,690
Europe
Total Revenue	34,653	40,237	40,147
United States
Total Revenue	$ 52,458	$ 70,752	$ 64,559